Inventory (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Inventory
Serialized	$ 5,814	$ 2,369
Non-serialized	9,854	6,922
Reserve for shrink and slow-moving	(83)	(38)
Total Inventory	$ 15,585	$ 9,253